Fixed Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 3. Fixed Assets	As of December 31, 2012 fixed assets were comprised of a rice mill located in the Philippines. As of December 31, 2012 the rice mill was not placed in service.